Segment And Geographic Information (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Segment and Geographic Information
Revenue by geographic region for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited) was as follows:

	Year ended December 31,		Nine months ended September 30,
	2020	2019	2021	2020
				(unaudited)
Canada	$1,834	$623	$2,292	$728
United Kingdom	140	164	390	35
U.S.	119,041	119,619	107,667	73,143
Other	—	—	19	4

Total	$121,015	$120,406	$110,368	$73,910